INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Income before Income Tax

Income before income tax consisted of:

	Year Ended December 31,
	2018	2017	2016
Macau operations	$522,393	$562,140	$334,409
Hong Kong operations	(48,385)	(26,111)	(10,511)
Philippine operations	83,759	36,035	(18,226)
Other jurisdictions operations	(204,361)	(256,781)	(230,576)

Income before income tax	$353,406	$315,283	$75,096

Summary of Income Tax Expense (Credit)

The income tax (credit) expense consisted of:

	Year Ended December 31,
	2018	2017	2016
Income tax expense - current:
Macau Complementary Tax	$676	$13	$2,832
Lump sum in lieu of Macau Complementary Tax on dividends	2,341	2,359	2,795
Hong Kong Profits Tax	46	2,516	1,889
Income tax in other jurisdictions	408	54	36

Sub-total	3,471	4,942	7,552

Under (over) provision of income taxes in prior years:
Macau Complementary Tax	793	(2,575)	(224)
Hong Kong Profits Tax	(2,303)	30	39
Income tax in other jurisdictions	39	(77)	(4)

Sub-total	(1,471)	(2,622)	(189)

Income tax (credit) expense - deferred:
Macau Complementary Tax	(629)	(3,020)	(1,074)
Hong Kong Profits Tax	(2,554)	245	(69)
Income tax in other jurisdictions	738	445	1,958

Sub-total	(2,445)	(2,330)	815

Total income tax (credit) expense	$(445)	$(10)	$8,178

Schedule of Reconciliation of Income Tax Expense (Credit) from Income Before Income Tax

A reconciliation of the income tax (credit) expense from income before income tax per the consolidated statements of operations is as follows:

	Year Ended December 31,
	2018	2017	2016
Income before income tax	$353,406	$315,283	$75,096
Macau Complementary Tax rate	12%	12%	12%
Income tax expense at Macau Complementary Tax rate	42,409	37,834	9,012
Lump sum in lieu of Macau Complementary Tax on dividends	2,341	2,359	2,795
Effect of different tax rates of subsidiaries operating in other jurisdictions	7,138	197	(5,823)
Over provision in prior years	(1,471)	(2,622)	(189)
Effect of income for which no income tax expense is payable	(2,607)	(12,526)	(1,960)
Effect of expenses for which no income tax benefit is receivable	37,731	44,142	30,475
Effect of profits generated by gaming operations exempted	(157,367)	(128,145)	(93,611)
Changes in valuation allowances	71,381	58,751	67,479

Income tax (credit) expense	$(445)	$(10)	$8,178

Schedule of Net Deferred Tax Liabilities

The net deferred tax liabilities as of December 31, 2018 and 2017 consisted of the following:

	December 31,
	2018	2017
Deferred tax assets
Net operating losses carried forward	$ 152,652	$ 155,380
Depreciation and amortization	39,802	32,827
Deferred deductible expenses	—	1,052
Deferred rents	36,567	32,470
Others	7,801	9,051

Sub-total	236,822	230,780

Valuation allowances	(230,384)	(226,617)

Total deferred tax assets	6,438	4,163

Deferred tax liabilities
Land use rights	(47,554)	(49,258)
Intangible assets	(503)	(505)
Unrealized capital allowances	(2,572)	(1,834)
Others	(6,880)	(6,549)

Total deferred tax liabilities	(57,509)	(58,146)

Deferred tax liabilities, net	$(51,071)	$(53,983)